ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Credit Loss [Abstract]
Accounts receivable	$ 0	$ 0	$ 0	$ 10,946	$ 534